Condensed financial information of the parent company - Condensed Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Statements of Comprehensive Loss
Revenues	¥ 290,232	$ 40,878	¥ 328,822	¥ 357,322
Cost of revenues	(90,946)	(12,809)	(103,057)	(92,393)
Gross Profit	199,286	28,069	225,765	264,929
Operating expenses
Research and development	(121,806)	(17,156)	(154,476)	(206,722)
Sales and marketing	82,705	11,649	98,324	116,415
General and administrative	(45,653)	(6,430)	(105,404)	(79,922)
Share of losses of subsidiaries and VIE	(450)	(63)
Total operating expenses	(250,164)	(35,235)	(358,204)	(403,059)
Loss from operations	(50,878)	(7,166)	(132,439)	(138,130)
Foreign exchange gain /(loss), net	(18)	(3)	(2,866)	(3,376)
Interest income	1,200	169	2,321	6,597
Interest expense	(808)	(114)	(3,136)	(8,815)
Change in fair value of foreign currency swap contract			(838)	(6,060)
Loss before income tax	(64,554)	(9,093)	(108,905)	(140,552)
Income tax expenses	1,886	266	455	(32)
Net loss	(62,098)	(8,747)	(106,964)	(140,584)
Net loss attributable to common shareholders	(62,098)	(8,747)	(106,964)	(140,584)
Other comprehensive income (loss)
Foreign currency translation adjustments	919	129	5,853	1,638
Comprehensive loss	(61,179)	(8,618)	(101,111)	(138,946)
Parent Company
Operating expenses
Sales and marketing	(517)	(73)	(272)	(553)
General and administrative	(11,430)	(1,610)	(12,443)	(17,785)
Share of losses of subsidiaries and VIE	(45,933)	(6,470)	(85,448)	(117,029)
Total operating expenses	(57,880)	(8,153)	(98,163)	(135,367)
Loss from operations	(57,880)	(8,153)	(98,163)	(135,367)
Foreign exchange gain /(loss), net	(61)	(9)	(2,467)	(3,351)
Interest income	34	5	43	363
Interest expense			(1,985)	(7,820)
Other loss	(4,191)	(590)	(5,230)	(469)
Change in fair value of foreign currency swap contract			838	6,060
Loss before income tax	(62,098)	(8,747)	(106,964)	(140,584)
Net loss	(62,098)	(8,747)	(106,964)	(140,584)
Net loss attributable to common shareholders	(62,098)	(8,747)	(106,964)	(140,584)
Other comprehensive income (loss)
Foreign currency translation adjustments	919	129	5,853	1,638
Total other comprehensive income (loss), net of tax	919	129	5,853	1,638
Comprehensive loss	¥ (61,179)	$ (8,618)	¥ (101,111)	¥ (138,946)